Document and Entity Information	Jan. 12, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 12, 2022
Entity Registrant Name	Biomea Fusion, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40335
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	900 Middlefield Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	BMEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840439
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	650 Main Street
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063